SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule Of Property Plant And Equipment Useful Life [Table Text Block]

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	1,788	—	—
Available-for-sale debt securities	—	—	296
Employee benefit plan assets	13	—	—

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	231	—	—
Available-for-sale debt securities	—	—	281
Employee benefit plan assets	17	—	—

Schedule of assets measured at fair value and lossess recognized

As of December 31, 2022		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	38	38	218
Operating lease right-of-use assets	336	336	76
Intangible assets	388	388	170
Long-term investment	11	11	27

As of December 31, 2023		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	70	70	52
Operating lease right-of-use assets	309	309	228
Intangible assets	236	236	166
Long-term investment	113	113	66
Goodwill	—	—	4